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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Casualty Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   President and Chief Executive Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio   August 8, 2008
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total           10

Form 13F Information Table Value Total       97,819
                                         (thousands)
List of Other Included Managers:

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                             COLUMN 2                      COLUMN 5
                             TITLE OF  COLUMN 3  COLUMN 4  SHARES/  SH/    COLUMN 6    COLUMN 7 COLUMN 8
ISSUER                         CLASS    CUSIP   FMV (000) PRINCIPAL PRN INVESTMENT DIS OTH MGRS   SOLE     SHARED  NONE
------                       -------- --------- --------- --------- --- -------------- -------- -------- --------- ----
DUKE ENERGY CORP             COMMON   26441C105     3,457   198,900  SH  SHARED-OTHER     01       --      198,900  --
EXXON MOBIL CORPORATION      COMMON   30231G102    37,015   420,000  SH  SHARED-OTHER     01       --      420,000  --
FIFTH THIRD BANCORP          COMMON   316773100    14,455 1,419,979  SH  SHARED-OTHER     01       --    1,419,979  --
GENERAL ELECTRIC CO          COMMON   369604103       667    25,000  SH  SHARED-OTHER     01       --       25,000  --
GENUINE PARTS CO             COMMON   372460105       595    15,000  SH  SHARED-OTHER     01       --       15,000  --
JOHNSON & JOHNSON            COMMON   478160104     1,609    25,000  SH  SHARED-OTHER     01       --       25,000  --
PROCTER & GAMBLE CORPORATION COMMON   742718109    15,203   250,000  SH  SHARED-OTHER     01       --      250,000  --
SPECTRA ENERGY CORP          COMMON   847560109     2,858    99,450  SH  SHARED-OTHER     01       --       99,450  --
WELLS FARGO & CO             COMMON   949746101    10,450   440,000  SH  SHARED-OTHER     01       --      440,000  --
WYETH                        COMMON   983024100    11,510   240,000  SH  SHARED-OTHER     01       --      240,000  --
                                                   97,819


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